Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings (Loss) Per Common Share [Abstract]
Computation of Earnings Per Share

	December 31, 2017	December 31, 2016
Basic
Net income	$1,346	$1,627
Dividends on Series B preferred stock and accretion of discount	(666)	(857)
Net income allocated to common stockholders	$680	$770

Weighted average common shares outstanding including unvested share-based payment awards	17,928,141	16,020,847
Less: Unvested share-based payment awards	-	-
Average shares	17,928,141	16,020,847
Basic earnings per common share	$0.04	$0.05

Diluted
Net earnings allocated to common stockholders	$680	$770
Add back: Preferred Dividends on Series B stock and accretion of discount	-	-
Net earnings allocated to common stockholders	$680	$770

Weighted average common shares outstanding for basic earnings per common share	17,928,141	16,020,847
Add: Dilutive effects of assumed exercises of stock options	216,486	38,184
Add: Dilutive effects of assumed exercises of stock warrants	1,141,725	-
Average shares and dilutive potential common shares	19,286,352	16,059,031
Diluted earnings per common share	$0.04	$0.05

Summary of Anti-Dilutive Options or Warrants

	2017	2016
Stock options	5,399	282,971
Series B preferred stock	-	6,857,143
Stock warrants	-	1,152,125